Shareholders' capital - Common Shares (Detail) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Common Shares Rollforward
Beginning balance (in shares)	671,960,276	597,142,219
Public offering (in shares)	0	16,789,922
Dividend reinvestment plan (in shares)	3,014,264	2,926,494
Exercise of share-based awards (in shares)	673,852	679,834
Conversion of convertible debentures (in shares)	754	1,886
Ending balance (in shares)	675,649,146	617,540,355